Inventories	3 Months Ended
Mar. 31, 2026
Inventories [Abstract]
Inventories

Note 6 — Inventories

As of March 31, 2026, inventories consisted of the following:

in thousands	March 31, 2026
Raw materials	$150
Indirect materials	40
Inventory in transit	159
Work in process	592
Finished goods	517
Merchandise	146
Inventory reserve	(40)
Total inventory, net of provision	$1,564

There were no inventories as of December 31, 2025, prior to the Business Combination.